CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue:
Commissions		¥ 293,069	¥ 373,313	¥ 327,129
Fees from investment banking		101,521	101,663	92,580
Asset management and portfolio service fees		245,519	245,616	216,479
Net gain on trading		342,964	442,885	475,587
Gain (loss) on private equity investments		1,007	(869)	1,371
Interest and dividends		776,964	585,675	441,036
Gain (loss) on investments in equity securities		(6,983)	2,683	7,708
Other		81,057	221,192	153,626
Total revenue		1,835,118	1,972,158	1,715,516
Interest expense		718,348	475,189	312,319
Net revenue	[1]	1,116,770	1,496,969	1,403,197
Non-interest expenses:
Compensation and benefits		497,065	530,641	496,385
Commissions and floor brokerage		82,637	99,868	94,495
Information processing and communications		166,865	184,781	175,280
Occupancy and related depreciation		64,940	67,895	69,836
Business development expenses		36,915	36,762	35,111
Other		306,049	248,864	209,295
Total non-interest expenses		1,154,471	1,168,811	1,080,402
Income (loss) before income taxes		(37,701)	328,158	322,795
Income tax expense		57,010	103,866	80,229
Net income (loss)		(94,711)	224,292	242,566
Less: Net income attributable to noncontrolling interests		5,731	4,949	2,949
Net income (loss) attributable to NHI shareholders		¥ (100,442)	¥ 219,343	¥ 239,617
Basic-
Net income (loss) attributable to NHI shareholders per share		¥ (29.9)	¥ 63.13	¥ 67.29
Diluted-
Net income (loss) attributable to NHI shareholders per share		¥ (29.92)	¥ 61.88	¥ 65.65

[1]	There is no revenue derived from transactions with a single major external customer.